Performance Management - Concorde Wealth Management Fund series	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The following bar chart and performance table provide some indication of the risks of investing in the FUND by showing changes in the FUND’S performance from year to year and by showing how the FUND’S average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as additional indices whose compositions are comparable to the FUND’S holdings. For additional information on the indices, please see “Index Descriptions” in this Prospectus. The FUND’S past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.
Pursuant to a Plan of Acquisition and Liquidation between the FUND and the Concorde Value Fund (the “Predecessor Fund”), the FUND acquired all of the assets and liabilities of the Predecessor Fund in exchange for shares of the FUND after the close of business on July 22, 2016 (the “Reorganization”). As a result of the Reorganization, the FUND is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the performance of the Predecessor Fund, and has not been restated to reflect any differences in the expenses of the Predecessor Fund. Historical performance of the FUND may have been different if its current investment objective and principal investment strategies had been in place prior to the Reorganization. The returns of the Predecessor Fund should not be considered predictive or representative of results the FUND may experience under its current investment objective and, principal investment strategies.

Performance Past Does Not Indicate Future [Text]	The FUND’S past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and performance table provide some indication of the risks of investing in the FUND by showing changes in the FUND’S performance from year to year and by showing how the FUND’S average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as additional indices whose compositions are comparable to the FUND’S holdings.
Performance Additional Market Index [Text]	The following bar chart and performance table provide some indication of the risks of investing in the FUND by showing changes in the FUND’S performance from year to year and by showing how the FUND’S average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as additional indices whose compositions are comparable to the FUND’S holdings.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]
During the 10-year period shown on the bar chart, the FUND’S highest total return for a quarter was 14.45% (quarter ended June 30, 2020) and the lowest total return for a quarter was -16.48% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest total return for a quarter
Highest Quarterly Return	14.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return for a quarter
Lowest Quarterly Return	(16.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the period ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their FUND shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The FUND’S returns after taxes on distributions and sale of fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of FUND shares.
Performance Table Footnotes	The FUND uses the Russell 1000 Value Index and the Bloomberg US Aggregate Bond Index as additional indices because they compare the FUND’s performance with the returns of indices holding investments similar to those of the FUND. For additional information on the indices, please see “Index Descriptions” in this Prospectus.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are calculated using the historical highest individual federal stated income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their FUND shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The FUND’S returns after taxes on distributions and sale of fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of FUND shares.
The Concorde Blended consists of 45% equities represented by the Russell 1000® Value Index, 45% bonds represented by the Bloomberg Intermediate Aggregate Bond Index, 5% short-term investments represented by the BofA Merrill Lynch 1-3 Year U.S. Treasury Index, and 5% commodities represented by the Bloomberg U.S. Treasury Inflation Protection Securities (TIPS) Index. For additional information on the indices, please see “Index Descriptions” in this Prospectus.